Prepayments and deposits (Tables)	3 Months Ended
Mar. 31, 2023
Prepayments And Deposits [Abstract]
Schedule of prepayments and deposits

As at	March 31, 2023	December 31, 2022
Prepaid lease deposits	$2.8	$2.9
Prepaid transaction costs	1.7	0.6
Prepaid construction charges	4.0	1.4
Prepaid equipment deposits	65.8	86.1
Prepaid insurance	4.5	6.0
Other prepaids	3.5	2.4
Total prepaids and deposits	82.3	99.4
Non-current portion of prepaids and deposits	(4.1)	(4.2)
Current prepaids and deposits	$78.2	$95.2